SEMI-ANNUAL REPORT
AUGUST 31, 1996
DREYFUS TREASURY PRIME CASH MANAGEMENT
LETTER TO SHAREHOLDERS
Dear Shareholder:
    It is a pleasure to provide you with this semi-annual report on Dreyfus Treasury Prime Cash Management. For the six months ended August 31, 1996, your Fund produced annualized yields of 5.03% for Class A shares and 4.78% for Class B shares. The annualized effective yields after compounding were 5.15% and 4.88% for Class A and Class B shares, respectively.*
ECONOMIC REVIEW
    The robust pace of the U.S. economy in the first half of 1996 was broken temporarily by July's sluggishness. Somewhat faster growth is again evident. However, above-trend economic expansion this year has raised fears of higher future inflation, even while reported inflation remains tame. These inflation fears pushed bond yields higher and built expectations for a Federal Reserve Board (the "Fed") tightening.
    This year's economic strength is due to strong domestic demand that has kept inventories lean. Real Gross Domestic Product grew 3.4% in the first half, driven largely by consumer spending and housing investment although homebuilding saw slower activity. Industrial output likewise surged, although producers bent on meeting demand have been unable to also rebuild inventory. Support for sustained consumer spending growth is coming from new jobs, wage increases, low summer utility bills and a fall hike in the minimum wage. In addition, new orders for exports and capital goods-both sluggish sectors this summer-have recently reaccelerated. Corporate profits, however, are not sharing this year's prosperity as profit growth is now decelerating.
    Core consumer price inflation remains moderate although rising food and energy prices have begun to pull the overall inflation rate higher and wage increases have accelerated in this year's tight labor market. As a result, reports of a faster economic pace have boosted fears of accelerated inflation. In response, bond yields have risen substantially this year, and short-term market rates have also surged on expectations of a Federal Reserve tightening in coming months. So far, long-term rates have risen more than short-term rates, forcing the yield curve to steepen. A steep yield curve is usually supportive of sustained growth in the real economy.
THE MONEY MARKET AND THE PORTFOLIO
    In the past six months, money market interest rates have edged upward, though not on a dramatic scale. The background for this was a strengthening economy, as described in the previous section of this letter. The main impetus for the rise in interest rates, however, was the effort of market participants to stay ahead of any boost in interest rates that might be initiated by the Federal Reserve.
    On several occasions during the spring and summer, strong employment numbers and decreases in the unemployment rates spooked the fixed-income markets. Efforts to outguess the Fed had the effect of pumping up short-term rates. This was the case even though the Fed's Open Market Committee, after its last cut in rates in January 1996, held seven meetings and each time decided to take no overt action to increase rates. In effect, the market was doing the job for them.
    As summer turned into fall, the economy continued strong, but with some soft spots that helped to keep consumer and industrial prices within bounds. Hence, the money market reflected the underlying strength in the economy, but did not generate interest rates that might inhibit continued growth.

    You may be assured that we watch these fluctuations in the Treasury market intently. We have kept average maturities somewhat longer than the industry average. Thus, we have not shifted to a truly defensive posture. In our view, this strategy has been rewarding to our investors. If there should be an unexpected downdraft in the market, we are in position to become defensive, should the situation require it.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                              Sincerely,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
September 13, 1996
New York, N.Y.

* Annualized effective yield is based upon dividends declared daily and reinvested monthly.

DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS                                                                       AUGUST 31, 1996 (UNAUDITED)
                                                                       ANNUALIZED
                                                                        YIELD ON
                                                                         DATE OF                     PRINCIPAL
U.S. TREASURY BILLS-86.6%                                               PURCHASE                       AMOUNT           VALUE
                                                                         ______                       ________       ________
    9/5/96.....................................................            5.13%              $     33,473,000   $ 33,454,162
    9/12/96....................................................            5.14                     49,729,000     49,652,060
    9/17/96....................................................            5.19                    348,667,000    347,965,746
    9/19/96....................................................            5.17                    140,378,000    140,018,790
    10/3/96....................................................            5.21                    561,636,000    559,076,823
    10/10/96...................................................            5.21                    280,230,000    278,667,779
    10/17/96...................................................            5.21                    181,535,000    180,339,171
    10/24/96...................................................            5.21                    102,519,000    101,742,015
    10/31/96...................................................            5.19                      1,011,000      1,002,390
    11/7/96....................................................            5.25                      7,442,000      7,370,431
    11/14/96...................................................            5.19                    132,818,000    131,432,337
    11/21/96...................................................            5.17                    192,760,000    190,563,683
    12/12/96...................................................            5.38                    123,113,000    121,283,659
    12/19/96...................................................            5.40                     31,911,000     31,403,265
    12/26/96...................................................            5.33                     39,259,000     38,602,459
    1/9/97.....................................................            5.20                    105,000,000    103,097,702
    1/23/97....................................................            5.23                      9,840,000      9,639,067
    1/30/97....................................................            5.23                     19,797,000     19,373,924
    2/6/97.....................................................            5.21                     80,993,000     79,201,273
    2/13/97....................................................            5.21                    170,545,000    166,571,968
    2/20/97....................................................            5.23                     13,301,000     12,976,899
    3/6/97.....................................................            5.35                    215,000,000    209,356,192
    7/24/97....................................................            5.69                    100,000,000     95,123,583
    8/21/97....................................................            5.59                     50,000,000     47,399,083
                                                                                                                      _______
TOTAL U.S. TREASURY BILLS
    (cost $2,955,314,461)......................................                                                $2,955,314,461
                                                                                                                      =======
U.S. TREASURY NOTES-17.2%
    6.50%, 9/30/96.............................................            5.11%              $     25,000,000  $  25,023,208
    8.00%, 10/15/96............................................            5.29                     50,000,000     50,150,000
    6.88%, 10/31/96............................................            5.27                    175,000,000    175,401,462
    7.25%, 11/15/96............................................            5.28                     50,000,000     50,183,902
    7.25%, 11/30/96............................................            5.28                    107,500,000    107,945,177
    7.50%, 1/31/97.............................................            5.28                     50,000,000     50,412,109
    6.88%, 2/28/97.............................................            5.43                     75,000,000     75,506,836
    6.63%, 3/31/97.............................................            5.41                     50,000,000     50,298,344
                                                                                                                      _______
TOTAL U.S. TREASURY NOTES
    (cost $584,921,038)........................................                                                $  584,921,038
                                                                                                                      =======


DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF INVESTMENTS (CONTINUED)                                                                AUGUST 31, 1996 (UNAUDITED)
                                                                       ANNUALIZED
                                                                       YIELD ON
                                                                        DATE OF                      PRINCIPAL
U.S. TREASURY STRIPS-.7%                                                PURCHASE                       AMOUNT           VALUE
                                                                         ______                       ________       ________
    5.00%, 11/15/96
    (cost $24,731,801).........................................            5.23%              $     25,000,000   $ 24,731,801
                                                                                                                      =======
TOTAL INVESTMENTS
    (cost $3,564,967,300)............................                     104.5%                               $3,564,967,300
                                                                           ====                                       =======
LIABILITIES, LESS CASH AND RECEIVABLES...............                      (4.5%)                             $  (152,616,054)
                                                                           ====                                       =======
NET ASSETS...........................................                     100.0%                               $3,412,351,246
                                                                           ====                                       =======




See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF ASSETS AND LIABILITIES                                                                 AUGUST 31, 1996 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                   $3,564,967,300
    Receivable for investment securities sold...............................                                      574,394,287
    Interest receivable.....................................................                                       20,537,336
                                                                                                                     ________
                                                                                                                4,159,898,923
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                  $       602,364
    Due to Distributor......................................................                           78,734
    Due to Custodian........................................................                      172,348,216
    Payable for investment securities purchased.............................                      574,518,363     747,547,677
                                                                                                       _______       ________
NET ASSETS..................................................................                                   $3,412,351,246
                                                                                                                     ========
REPRESENTED BY:
    Paid-in capital.........................................................                                   $3,412,563,689
    Accumulated net realized (loss) on investments..........................                                         (212,443)
                                                                                                                     ________
NET ASSETS at value.........................................................                                   $3,412,351,246
                                                                                                                     ========
Shares of Beneficial Interest Outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                    3,037,264,876
                                                                                                                     ========
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                      375,298,813
                                                                                                                     ========
NET ASSET VALUE per share:
    Class A Shares
      ($3,037,058,768 / 3,037,264,876 shares)...............................                                            $1.00
                                                                                                                     ========
    Class B Shares
      ($375,292,478 / 375,298,813 shares)...................................                                            $1.00
                                                                                                                     ========
STATEMENT OF OPERATIONS                                                        SIX MONTHS ENDED AUGUST 31, 1996 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                 $     86,876,671
    EXPENSES:
      Management fee-Note 2(a)..............................................                  $    3,322,208
      Distribution fees (Class B Shares)-Note 2(b)..........................                         360,263
                                                                                                     _______
            TOTAL EXPENSES..................................................                                        3,682,471
                                                                                                                     ________
INVESTMENT INCOME-NET.......................................................                                       83,194,200
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                          (89,491)
                                                                                                                     ________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                 $     83,104,709
                                                                                                                     ========

See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
STATEMENT OF CHANGES IN NET ASSETS
                                                                                         YEAR ENDED           SIX MONTHS ENDED
                                                                                         FEBUARY 29,           AUGUST 31, 1996
                                                                                           1996                  (UNAUDITED)
                                                                                        _________                   _________
OPERATIONS:
    Investment income-net.............................................         $      190,392,412         $        83,194,200
    Net realized (loss) on investments................................                   (115,672)                    (89,491)
                                                                                        _________                   _________
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                190,276,740                  83,104,709
                                                                                        _________                   _________
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares..................................................               (179,191,962)                (76,304,005)
      Class B shares..................................................                (11,200,450)                 (6,890,195)
                                                                                        _________                   _________
          TOTAL DIVIDENDS.............................................               (190,392,412)                (83,194,200)
                                                                                        _________                   _________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares..................................................             46,535,417,776              29,614,070,254
      Class B shares..................................................              1,619,788,707                 771,801,382
    Dividends reinvested:
      Class A shares..................................................                 60,805,530                  23,879,469
      Class B shares..................................................                  4,969,553                   2,726,923
    Cost of shares redeemed:
      Class A shares..................................................            (47,034,381,427)            (29,504,925,986)
      Class B shares..................................................             (1,491,660,727)               (654,850,412)
                                                                                        _________                   _________
          INCREASE (DECREASE) IN NET ASSETS FROM
            BENEFICIAL INTEREST TRANSACTIONS..........................               (305,060,588)                252,701,630
                                                                                        _________                   _________
            TOTAL INCREASE (DECREASE) IN NET ASSETS...................               (305,176,260)                252,612,139
NET ASSETS:
    Beginning of period...............................................              3,464,915,367               3,159,739,107
                                                                                        _________                   _________
    End of period.....................................................          $   3,159,739,107           $   3,412,351,246
                                                                                        =========                   =========






See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                        CLASS A SHARES
                                                     __________________________________________________
                                                                                                                 SIX MONTHS ENDED
                                                                  FISCAL YEAR ENDED FEBRUARY,                     AUGUST 31, 1996
                                                     __________________________________________________
PER SHARE DATA:                                       1992        1993        1994        1995        1996          (UNAUDITED)
                                                      ____        ____        ____        ____        ____            ______
    Net asset value, beginning of period..         $  1.00     $  1.00     $  1.00     $  1.00      $  1.00          $  1.00
                                                      ____        ____        ____        ____        ____              ____
    INVESTMENT OPERATIONS;
    Investment income-net.................            .055        .035        .030        .043        .055              .025
                                                      ____        ____        ____        ____        ____              ____
    DISTRIBUTIONS;
    Dividends from investment income-net..           (.055)      (.035)      (.030)      (.043)      (.055)            (.025)
                                                      ____        ____        ____        ____        ____              ____
    Net asset value, end of period........         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00           $  1.00
                                                      ====        ====        ====        ====        ====              ====
TOTAL INVESTMENT RETURN...................            5.67%       3.55%       3.02%       4.39%       5.65%             5.08%*
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets            .20%        .20%        .20%        .20%        .20%              .20%*
    Ratio of net investment income to
      average net assets..................            5.35%       3.45%       2.99%       4.26%       5.53%             5.03%*
    Decrease reflected in above expense ratios
      due to undertaking by the Manager...             .05%        .04%        .02%          -           -                 -
    Net Assets, end of period (000's Omitted)   $4,435,718  $5,001,499  $4,442,145  $3,342,392  $2,904,121        $3,037,059
*  Annualized.






See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                       CLASS B SHARES
                                                                   ________________________________________________________
                                                                                                            SIX MONTHS ENDED
                                                                      FISCAL YEAR ENDED FEBRUARY,            AUGUST 31, 1996
                                                                   ______________________________
PER SHARE DATA:                                                   1994(1)     1995        1996                (UNAUDITED)
                                                                  ____        ____        ____                 __________
    Net asset value, beginning of period..............         $  1.00     $  1.00     $  1.00                 $  1.00
                                                                  ____        ____        ____                    ____
    INVESTMENT OPERATIONS;
    Investment income-net.............................            .004        .041        .053                    .024
                                                                  ____        ____        ____                    ____
    DISTRIBUTIONS;
    Dividends from investment income-net..............           (.004)      (.041)      (.053)                  (.024)
                                                                  ____        ____        ____                    ____
    Net asset value, end of period....................         $  1.00     $  1.00     $  1.00                 $  1.00
                                                                  ====        ====        ====                    ====
TOTAL INVESTMENT RETURN...............................            2.77%(2)    4.13%       5.39%                   4.82%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........             .45%(2)     .45%        .45%                    .45%(2)
    Ratio of net investment income to average net assets          2.78%(2)    4.26%       5.21%                   4.78%(2)
    Decrease reflected in above expense ratios
      due to undertaking by the Manager...............               -           -           -                       -
    Net Assets, end of period (000's Omitted).........         $53,916    $122,524    $255,618                $375,292
(1)    From January 10, 1994 (commencement of initial offering) to February 28, 1994.
(2)    Annualized.



See independent accountants' review report and notes to financial statements.

DREYFUS TREASURY PRIME CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Treasury Prime Cash Management (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold without a sales load. The Fund offers both Class A and Class B shares. Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $123,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 29, 1996. If not applied, $7,280 of the carryover expires in fiscal 2003 and $115,720 of the carryover expires in fiscal 2004.
    At August 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS TREASURY PRIME CASH MANAGEMENT
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and is payable monthly.
    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    The Manager compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $14,420 during the six months ended August 31, 1996.
    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays the Manager and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the average daily net assets of Class B. Both the Distributor and Dreyfus may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the six months ended August 31, 1996, $360,263 was charged to the Fund pursuant to the Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $3,000 and an attendance fee of $500 per meeting.


DREYFUS TREASURY PRIME CASH MANAGEMENT
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS TREASURY PRIME CASH MANAGEMENT
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Treasury Prime Cash Management, including the statement of investments, as of August 31, 1996, and the related statements of operations and changes in net assets and financial highlights for the six month period ended August 31, 1996. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended February 29, 1996 and financial highlights for each of the five years in the period ended February 29, 1996 and in our report dated March 29, 1996, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                          [Ernst and Young LLP signature logo]

New York, New York
October 7, 1996



DREYFUS TREASURY PRIME
CASH MANAGEMENT
200 PARK AVENUE
NEW YORK, NY 10166
MANAGER
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
CUSTODIAN
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
DREYFUS TRANSFER, INC.
P.O. BOX 9671
PROVIDENCE, RI 02940



Printed in U.S.A.                        761/674SA968
DREYFUS
TREASURY
PRIME CASH
MANAGEMENT